BUSINESS COMBINATION (Acquisition of Fanyue, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2013	Mar. 21, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net income	(76,738)	(1,856)	9,430
Fanyue [Member]
Business Acquisition [Line Items]
Equity interest held by non-controlling shareholders				49.00%
Cash consideration for acquiring non-controlling interest				86
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Common Shares [Member] | Fanyue [Member]
Business Acquisition [Line Items]
Share consideration for acquiring non-controlling interest, number of common shares				5,359,490
Share consideration for acquiring non-controlling interest, fair value of common shares				23,410
Fanyue [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					51.00%
Cash consideration					88
Share consideration, fair value of shares					1,490
Net revenues						9,107
Net income						1,618
Fanyue [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Control premium					6.00%
Assumed discount rate					25.00%
Fanyue [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					335
Identified intangible assets, estimated useful life					2 years 9 months 18 days
Fanyue [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares					808,146
Share consideration, fair value of shares					$ 1,490